Impairment of non-current assets (Details) $ in Millions	9 Months Ended
Sep. 30, 2023 COP ($)
Refineria de Cartagena S.A.S.
Impairment of non-current assets
Impairment	$ 9,338
Interconexion Electrica S.A. E.S.P.
Impairment of non-current assets
Impairment	1,758
Invercolsa S.A.
Impairment of non-current assets
Impairment	$ 29